Borrowings - Summary of Present Value of Lease Liability for Right-of-use Asset (Detail) S/ in Thousands	Dec. 31, 2019 PEN (S/)
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	S/ 80,216
Maturity Period Less than One Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	18,246
Maturity Period Greater than One and Less than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	54,595
Maturity Period Greater than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	S/ 7,375